PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction	Total
Cost
Balance at December 31, 2023	480	9,613	7,048	2,027	588	19,756
Additions and transfers	4	452	416	141	(79)	934
Change in decommissioning provision	—	8	21	4	—	33
Acquisition (Note 4)	200	4,538	1,509	41	57	6,345
Foreign exchange	12	216	105	2	5	340
Dispositions and other	(2)	(38)	(4)	(94)	(6)	(144)
Balance at December 31, 2024	694	14,789	9,095	2,121	565	27,264
Additions and transfers	(2)	77	208	54	444	781
Change in decommissioning provision	—	44	33	2	—	79
Foreign exchange	(8)	(160)	(80)	(2)	(2)	(252)
Dispositions and other	(34)	(25)	(42)	(36)	(6)	(143)
Balance at December 31, 2025	650	14,725	9,214	2,139	1,001	27,729

Depreciation
Balance at December 31, 2023	38	2,083	1,316	521	—	3,958
Depreciation	8	268	259	92	—	627
Dispositions and other	1	(16)	19	(63)	—	(59)
Balance at December 31, 2024	47	2,335	1,594	550	—	4,526
Depreciation	9	311	302	82	—	704
Transfers	(1)	15	4	(18)	—	—
Dispositions and other	—	(23)	(25)	(3)	—	(51)
Balance at December 31, 2025	55	2,638	1,875	611	—	5,179

Carrying amounts
Balance at December 31, 2024	647	12,454	7,501	1,571	565	22,738
Balance at December 31, 2025	595	12,087	7,339	1,528	1,001	22,550

Assets subject to operating leases
Balance at December 31, 2024	43	649	564	111	—	1,367
Balance at December 31, 2025	42	635	535	123	—	1,335